Statements of Stockholders’ Equity (Deficit) - USD ($)	Preferred Stock Series D	Preferred Stock Series C	Preferred Stock Series B	Preferred Stock Series A-2	Preferred Stock Series A-1	Preferred Stock Series A	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at Dec. 31, 2023		$ 12,040	$ 14,715	$ 4,424	$ 6,515	$ 8,464	$ 47,731	$ 28,150,334		$ (23,956,731)	$ 4,287,492
Balance (in Shares) at Dec. 31, 2023		1,204,040	1,471,487	442,402	651,465	846,368	4,773,128
Stock option expense								2,176,098			2,176,098
Issuance of series D preferred	$ 624							321,443	(28,734)		293,333
Issuance of series D preferred (in Shares)	62,441
Debt converted to common stock							$ 500	241,311			241,811
Debt converted to common stock (in Shares)							49,997
Officer forgiveness of accrued compensation								58,415			58,415
Net loss										(5,551,667)	(5,551,667)
Balance at Dec. 31, 2024	$ 624	$ 12,040	$ 14,715	$ 4,424	$ 6,515	$ 8,464	$ 48,231	30,947,601	(28,734)	(29,508,398)	1,505,482
Balance (in Shares) at Dec. 31, 2024	62,441	1,204,040	1,471,487	442,402	651,465	846,368	4,823,125
Stock option expense								516,180			516,180
Issuance of common stock in private placement							$ 5,250	570,500			575,750
Issuance of common stock in private placement (in Shares)							525,000
Issuance of common stock for services							$ 941	911,991			912,932
Issuance of common stock for services (in Shares)							94,124
Issuance of warrants in conjunction with bridge loan								16,914			16,914
Issuance of series D preferred	$ 392							163,212	28,734		192,338
Issuance of series D preferred (in Shares)	39,124
Net loss										(3,738,821)	(3,738,821)
Balance at Dec. 31, 2025	$ 1,016	$ 12,040	$ 14,715	$ 4,424	$ 6,515	$ 8,464	$ 54,422	$ 33,126,398		$ (33,247,219)	$ (19,225)
Balance (in Shares) at Dec. 31, 2025	101,565	1,204,040	1,471,487	442,402	651,465	846,368	5,442,249